Note 14 - Financial Instruments - Amount Recognized in Statement of Comprehensive (Loss) Income Derivative Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total	$ 66	$ (814)	$ 1,601
Interest Rate Swap [Member]
Derivative instruments, changes in fair value		(1,332)	(841)
Interest rate swaps– realized gain/(loss)		(25)	139
The 2014 Warrants [Member]
Derivative instruments, changes in fair value			1,915
Class B Warrants [Member]
Derivative instruments, changes in fair value	$ 66	$ 543	$ 388